SHARE CAPITAL - Warrants (Details) - shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of warrants outstanding	3,940,006	3,940,006	3,665,006	78,551
Convertible Debt
Class of Warrant or Right [Line Items]
Number of warrants outstanding	380,874
Centurion debenture
Class of Warrant or Right [Line Items]
Number of warrants outstanding	275,000
July 2020 private placement
Class of Warrant or Right [Line Items]
Number of warrants outstanding	12,592
December 2020 equity financing
Class of Warrant or Right [Line Items]
Number of warrants outstanding	3,271,540